Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Incentive Distributions

	Total Quarterly	Marginal Percentage Interest in Distributions
	Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.2325	98%	2%
First Target Distribution	up to $0.2425	98%	2%
Second Target Distribution	above $0.2425 up to $0.2675	85%	15%
Third Target Distribution	above $0.2675 up to $0.2925	75%	25%
Thereafter	above $0.2925	65%	35%

Partnership Units

	As of December 31, 2017	As of December 31, 2016
Common units	127,246,692	122,094,633
General partner units	2,439,989	2,439,989
Preferred units	12,983,333	12,983,333

Total partnership units	142,670,014	137,517,955